INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 29,156,965		$ 40,059,536
Acquisition costs of operating limited partnerships	4,002,609		5,485,105
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(66,361)		(109,387)
Cumulative impairment loss in investment in operating limited partnerships	(4,659,927)		(7,980,878)
Cumulative losses from operating limited partnerships	(28,396,831)		(37,417,921)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 & 2014 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2014 & 2013 (see note A)	(188,624)		(251,774)
The Fund has recorded acquisition costs at March 31, 2015 & 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(447,290)		(731,033)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	562,650		661,736
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(27,893,359)		(32,676,601)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	166,223		293,057
Cumulative impairment loss in investment in operating limited partnerships	4,659,927		7,980,878
Other	77,770		147,238
Equity per operating limited partnerships' combined financial statements	(23,062,703)	$ (23,062,703)	(24,576,499)	$ (24,576,499)
Series Fifteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,627,740		7,416,274
Acquisition costs of operating limited partnerships	816,855		1,051,848
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(4,207)		(4,207)
Cumulative impairment loss in investment in operating limited partnerships	(747,267)		(767,819)
Cumulative losses from operating limited partnerships	(5,693,121)		(7,696,096)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 & 2014 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2014 & 2013 (see note A)	(14,246)		(14,246)
The Fund has recorded acquisition costs at March 31, 2015 & 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(92,484)		(180,526)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	76,193		99,993
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,350,536)		(7,704,240)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	76,600		86,996
Cumulative impairment loss in investment in operating limited partnerships	747,267		767,819
Other	(48,571)		(31,217)
Equity per operating limited partnerships' combined financial statements	(5,605,777)	(5,605,777)	(6,975,421)	(6,975,421)
Series Sixteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	8,577,657		9,989,000
Acquisition costs of operating limited partnerships	1,097,497		1,307,682
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(12,055)		(18,795)
Cumulative impairment loss in investment in operating limited partnerships	(1,326,748)		(1,489,694)
Cumulative losses from operating limited partnerships	(8,336,351)		(9,788,193)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 & 2014 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2014 & 2013 (see note A)	(93,920)		(93,920)
The Fund has recorded acquisition costs at March 31, 2015 & 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(120,021)		(121,307)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(8,177,820)		(9,746,456)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	71,626		116,307
Cumulative impairment loss in investment in operating limited partnerships	1,326,748		1,489,694
Other	370,412		410,145
Equity per operating limited partnerships' combined financial statements	(6,622,975)	(6,622,975)	(7,945,537)	(7,945,537)
Series Seventeen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	7,335,263		9,084,913
Acquisition costs of operating limited partnerships	1,052,732		1,336,534
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(18,967)		(28,354)
Cumulative impairment loss in investment in operating limited partnerships	(1,311,848)		(1,566,308)
Cumulative losses from operating limited partnerships	(7,057,180)		(8,826,785)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 & 2014 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2014 & 2013 (see note A)	(55,606)		(118,756)
The Fund has recorded acquisition costs at March 31, 2015 & 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(207,388)		(401,803)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	230,032		268,254
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,187,226)		(5,255,229)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706		14,065
Cumulative impairment loss in investment in operating limited partnerships	1,311,848		1,566,308
Other	(13,657)		(24,227)
Equity per operating limited partnerships' combined financial statements	(3,915,291)	(3,915,291)	(3,951,388)	(3,951,388)
Series Eighteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,630,054		9,231,164
Acquisition costs of operating limited partnerships	777,180		1,189,539
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(27,368)		(54,267)
Cumulative impairment loss in investment in operating limited partnerships	(963,351)		(2,656,687)
Cumulative losses from operating limited partnerships	(5,380,060)		(7,673,294)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 & 2014 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2014 & 2013 (see note A)	(5,588)		(5,588)
The Fund has recorded acquisition costs at March 31, 2015 & 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	237,589		274,653
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,062,616)		(6,299,282)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	11,291		75,689
Cumulative impairment loss in investment in operating limited partnerships	963,351		2,656,687
Other	(180,536)		(159,245)
Equity per operating limited partnerships' combined financial statements	(4,036,509)	(4,036,509)	(3,457,086)	(3,457,086)
Series Nineteen [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	1,986,251		4,338,185
Acquisition costs of operating limited partnerships	258,345		599,502
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(3,764)		(3,764)
Cumulative impairment loss in investment in operating limited partnerships	(310,713)		(1,500,370)
Cumulative losses from operating limited partnerships	(1,930,119)		(3,433,553)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015 & 2014 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2014 & 2013 (see note A)	(19,264)		(19,264)
The Fund has recorded acquisition costs at March 31, 2015 & 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(27,397)		(27,397)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	18,836		18,836
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(3,115,161)		(3,671,394)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	0		0
Cumulative impairment loss in investment in operating limited partnerships	310,713		1,500,370
Other	(49,878)		(48,218)
Equity per operating limited partnerships' combined financial statements	$ (2,882,151)	$ (2,882,151)	$ (2,247,067)	$ (2,247,067)